Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 61.0%
Aerospace & Defense - 0.8%
Boeing Co. (The) *	5,386	$918,582
General Dynamics Corp.	891	242,869
Northrop Grumman Corp.	874	447,497
RTX Corp.	3,641	482,287
Standardaero, Inc. *	9,342	248,871
		2,340,106
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	8,596	880,230
Automobile Components - 0.2%
Goodyear Tire & Rubber Co. (The) *	15,945	147,332
Modine Manufacturing Co. *	4,050	310,837
		458,169
Automobiles - 0.4%
Tesla, Inc. *	4,435	1,149,375
Banks - 2.3%
Bank of America Corp.	4,356	181,776
JPMorgan Chase & Co.	3,500	858,550
Wells Fargo & Co.	75,193	5,398,105
		6,438,431
Beverages - 0.2%
Coca-Cola Co. (The)	6,749	483,364
Monster Beverage Corp. *	2,989	174,916
		658,280
Biotechnology - 1.3%
AbbVie, Inc.	3,964	830,537
Akero Therapeutics, Inc. *	928	37,565
Alnylam Pharmaceuticals, Inc. *	414	111,788
Ascendis Pharma A/S, ADR *	591	92,113
Avidity Biosciences, Inc. *	3,374	99,600
Blueprint Medicines Corp. *	571	50,539
Cytokinetics, Inc. *	7,409	297,768
Gilead Sciences, Inc.	5,350	599,468
Merus NV *	1,653	69,575
Metsera, Inc. *	1,600	43,552
Newamsterdam Pharma Co. NV *	6,700	137,149
PTC Therapeutics, Inc. *	1,108	56,464
REVOLUTION Medicines, Inc. *	2,895	102,367
Sarepta Therapeutics, Inc. *	604	38,547
Scholar Rock Holding Corp. *	1,672	53,755
Ultragenyx Pharmaceutical, Inc. *	1,708	61,847
United Therapeutics Corp. *	1,164	358,826
Vaxcyte, Inc. *	1,022	38,591
Vertex Pharmaceuticals, Inc. *	1,568	760,198
		3,840,249
Broadline Retail - 2.9%
Amazon.com, Inc. *	42,936	8,169,003
Building Products - 0.3%
AZEK Co., Inc. (The) *	9,979	487,873
Builders FirstSource, Inc. *	873	109,073

	Shares/ Principal	Fair Value

Building Products (continued)
Fortune Brands Innovations, Inc.	1,457	$88,702
Johnson Controls International PLC	1,450	116,160
		801,808
Capital Markets - 1.3%
Ares Management Corp., Class A	15,410	2,259,260
Intercontinental Exchange, Inc.	7,600	1,311,000
		3,570,260
Chemicals - 1.1%
Cabot Corp.	2,859	237,697
Celanese Corp.	4,679	265,627
FMC Corp.	7,815	329,715
Ingevity Corp. *	3,005	118,968
Linde PLC	3,275	1,524,971
PPG Industries, Inc.	7,085	774,745
		3,251,723
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. *	6,478	1,276,814
Waste Connections, Inc.	2,330	454,793
		1,731,607
Construction & Engineering - 0.1%
Fluor Corp. *	9,916	355,191
Construction Materials - 0.2%
James Hardie Industries PLC, ADR *	20,383	480,224
Consumer Finance - 0.9%
American Express Co.	9,060	2,437,593
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores, Inc.	1,329	576,839
Costco Wholesale Corp.	773	731,088
Kroger Co. (The)	10,853	734,640
Performance Food Group Co. *	2,504	196,889
US Foods Holding Corp. *	23,041	1,508,264
Walmart, Inc.	10,697	939,090
		4,686,810
Distributors - 0.3%
Pool Corp.	2,255	717,879
Electric Utilities - 1.0%
American Electric Power Co., Inc.	11,540	1,260,976
NextEra Energy, Inc.	5,625	398,756
PG&E Corp.	75,818	1,302,553
		2,962,285
Electrical Equipment - 0.2%
Vertiv Holdings Co., Class A	6,364	459,481
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp. *	17,244	1,119,825
Flex Ltd. *	22,399	740,959
		1,860,784

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Entertainment - 0.8%
Netflix, Inc. *	2,102	$1,960,178
Spotify Technology SA *	378	207,911
		2,168,089
Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B *	7,783	4,145,070
Corebridge Financial, Inc.	15,293	482,800
Equitable Holdings, Inc.	11,778	613,516
Mastercard, Inc., Class A	9,812	5,381,234
		10,622,620
Food Products - 0.1%
Freshpet, Inc. *	4,592	381,917
Gas Utilities - 0.3%
Atmos Energy Corp.	6,338	979,728
Ground Transportation - 1.4%
Knight-Swift Transportation Holdings, Inc.	17,772	772,904
Uber Technologies, Inc. *	43,793	3,190,758
		3,963,662
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	2,324	308,279
Align Technology, Inc. *	817	129,789
Boston Scientific Corp. *	13,840	1,396,179
Edwards Lifesciences Corp. *	16,455	1,192,658
Intuitive Surgical, Inc. *	2,411	1,194,096
		4,221,001
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. *	6,271	190,137
agilon health, Inc. *	59,314	256,830
Cencora, Inc.	3,404	946,618
Centene Corp. *	3,375	204,896
Elevance Health, Inc.	655	284,899
HCA Healthcare, Inc.	1,394	481,697
Humana, Inc.	1,359	359,591
Molina Healthcare, Inc. *	514	169,306
UnitedHealth Group, Inc.	5,025	2,631,844
		5,525,818
Health Care REITs - 0.4%
Welltower, Inc.	8,081	1,238,090
Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties, Inc.	1,999	182,789
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. *	12,606	632,947
Domino's Pizza, Inc.	1,486	682,743
Flutter Entertainment PLC *	1,566	346,947
Hyatt Hotels Corp., Class A	8,145	997,763
Royal Caribbean Cruises Ltd.	2,405	494,083
Starbucks Corp.	9,236	905,959
		4,060,442

	Shares/ Principal	Fair Value

Household Durables - 0.3%
Champion Homes, Inc. *	3,771	$357,340
DR Horton, Inc.	2,008	255,277
Lennar Corp., Class A	1,655	189,961
		802,578
Household Products - 0.5%
Church & Dwight Co., Inc.	983	108,218
Procter & Gamble Co. (The)	8,369	1,426,245
		1,534,463
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	3,327	390,723
Insurance - 1.5%
American International Group, Inc.	17,350	1,508,409
Arch Capital Group Ltd.	4,654	447,622
Assured Guaranty Ltd.	5,297	466,666
Everest Group Ltd.	1,953	709,583
Hamilton Insurance Group Ltd., Class B *	11,738	243,329
Marsh & McLennan Cos., Inc.	2,788	680,356
SiriusPoint Ltd. *	15,360	265,574
		4,321,539
Interactive Media & Services - 2.4%
Alphabet, Inc., Class A	36,570	5,655,185
Meta Platforms, Inc., Class A	2,210	1,273,755
		6,928,940
IT Services - 0.3%
MongoDB, Inc. *	4,959	869,809
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	4,875	570,277
Danaher Corp.	4,258	872,890
ICON PLC *	1,750	306,233
		1,749,400
Machinery - 0.7%
Deere & Co.	1,169	548,670
Fortive Corp.	4,611	337,433
IDEX Corp.	3,391	613,669
Middleby Corp. (The) *	3,811	579,196
		2,078,968
Media - 0.3%
New York Times Co. (The), Class A	10,005	496,248
Omnicom Group, Inc.	4,240	351,538
		847,786
Metals & Mining - 0.1%
Nucor Corp.	2,919	351,272
Multi-Utilities - 0.3%
Sempra	11,217	800,445
Oil, Gas & Consumable Fuels - 2.8%
EQT Corp.	10,781	576,029
Exxon Mobil Corp.	30,049	3,573,727

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	5,004	$729,033
Shell PLC, ADR	25,370	1,859,114
Targa Resources Corp.	5,765	1,155,709
		7,893,612
Personal Care Products - 0.7%
BellRing Brands, Inc. *	10,348	770,512
elf Beauty, Inc. *	1,130	70,953
Unilever PLC, ADR	17,809	1,060,526
		1,901,991
Pharmaceuticals - 2.9%
AstraZeneca PLC, ADR	8,028	590,058
Eli Lilly & Co.	3,726	3,077,341
GSK PLC, ADR	10,511	407,196
Haleon PLC, ADR	106,597	1,096,883
Johnson & Johnson	5,418	898,521
Merck & Co., Inc.	16,970	1,523,227
Novo Nordisk A/S, ADR	4,227	293,523
Structure Therapeutics, Inc., ADR *	6,728	116,462
Verona Pharma PLC, ADR *	2,278	144,630
		8,147,841
Professional Services - 0.1%
KBR, Inc.	4,820	240,084
Residential REITs - 0.2%
Camden Property Trust	5,156	630,579
Semiconductors & Semiconductor Equipment - 6.4%
Broadcom, Inc.	24,708	4,136,861
Enphase Energy, Inc. *	5,602	347,604
First Solar, Inc. *	2,093	264,618
KLA Corp.	1,901	1,292,300
MKS Instruments, Inc.	9,200	737,380
NVIDIA Corp.	96,895	10,501,480
NXP Semiconductors NV	6,051	1,150,053
		18,430,296
Software - 6.6%
Atlassian Corp., Class A *	3,441	730,215
HubSpot, Inc. *	1,282	732,394
Intuit, Inc.	2,598	1,595,146
Microsoft Corp.	26,725	10,032,298
Palantir Technologies, Inc., Class A *	1,830	154,452
SAP SE, ADR	4,494	1,206,369
ServiceNow, Inc. *	2,055	1,636,068
Synopsys, Inc. *	3,686	1,580,741
Zscaler, Inc. *	5,896	1,169,884
		18,837,567
Specialized REITs - 0.3%
Equinix, Inc.	931	759,091
Millrose Properties, Inc., Class A *	859	22,759
		781,850

	Shares/ Principal	Fair Value

Specialty Retail - 0.6%
O'Reilly Automotive, Inc. *	672	$962,694
TJX Cos., Inc. (The)	7,239	881,710
		1,844,404
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	45,364	10,076,705
Textiles, Apparel & Luxury Goods - 0.0%†
Deckers Outdoor Corp. *	951	106,331
Tobacco - 0.4%
Philip Morris International, Inc.	7,938	1,259,999
Trading Companies & Distributors - 0.2%
WESCO International, Inc.	3,238	502,861
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.	9,551	2,547,347
Total Common Stocks
(Cost - $117,183,215)		174,471,034
U.S. Treasury Securities and Agency Bonds - 14.3%
U.S. Treasury Bond
3.25%, 5/15/42	45,000	37,879
3.38%, 8/15/42	441,500	377,086
4.00%, 11/15/42	762,700	708,805
3.88%, 5/15/43	672,000	611,126
4.38%, 8/15/43	383,300	372,190
4.75%, 11/15/43	425,700	433,299
4.50%, 2/15/44	297,400	292,765
4.63%, 5/15/44	200,200	200,083
4.13%, 8/15/44	400,400	373,686
3.00%, 11/15/44	463,200	363,449
4.63%, 11/15/44	337,700	336,856
2.50%, 2/15/45	1,045,500	750,555
4.75%, 2/15/45	656,100	665,531
2.88%, 8/15/45	545,000	415,626
2.50%, 5/15/46	805,000	567,965
3.00%, 5/15/47	355,900	272,222
2.75%, 8/15/47	320,000	232,963
2.38%, 5/15/51	251,500	163,583
2.88%, 5/15/52	701,700	506,732
4.00%, 11/15/52	555,100	498,007
3.63%, 2/15/53	478,300	400,763
3.63%, 5/15/53	589,700	494,150
4.13%, 8/15/53	536,300	491,720
4.75%, 11/15/53	514,800	523,608
4.25%, 2/15/54	175,600	164,611
4.63%, 5/15/54	479,200	478,376
4.25%, 8/15/54	28,500	26,768
4.50%, 11/15/54	607,100	595,148
4.63%, 2/15/55	604,200	605,238

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
U.S. Treasury Note
4.38%, 8/15/26	343,000	$344,688
4.63%, 9/15/26	60,000	60,546
4.63%, 10/15/26	140,000	141,351
1.13%, 10/31/26	420,000	401,822
4.13%, 10/31/26	893,600	895,590
4.63%, 11/15/26	170,000	171,720
1.25%, 11/30/26	140,000	133,957
4.38%, 12/15/26	895,000	901,013
1.25%, 12/31/26	1,164,000	1,111,393
4.00%, 1/15/27	363,000	363,255
4.13%, 1/31/27	735,200	737,440
4.13%, 2/28/27	367,700	368,950
4.25%, 3/15/27	600,000	603,539
2.50%, 3/31/27	327,000	318,186
3.88%, 3/31/27	1,556,300	1,555,206
2.63%, 5/31/27	144,000	140,136
4.38%, 7/15/27	160,300	161,872
3.75%, 8/15/27	397,200	395,648
4.13%, 10/31/27	342,700	344,440
4.13%, 11/15/27	306,000	307,566
4.00%, 12/15/27	69,500	69,658
3.88%, 12/31/27	10,000	9,991
3.50%, 1/31/28	325,200	321,580
4.00%, 2/29/28	507,500	508,650
3.88%, 3/15/28	177,800	177,647
1.25%, 3/31/28	44,000	40,719
3.63%, 3/31/28	367,000	364,061
3.63%, 5/31/28	218,000	216,041
4.00%, 6/30/28	233,600	234,184
4.13%, 7/31/28	688,200	692,474
4.38%, 8/31/28	631,200	639,953
4.63%, 9/30/28	178,000	181,998
4.88%, 10/31/28	650,000	670,109
1.50%, 11/30/28	195,000	178,920
4.38%, 11/30/28	536,000	543,852
3.75%, 12/31/28(a)	1,747,800	1,735,920
4.00%, 1/31/29	830,600	831,995
4.25%, 2/28/29	13,200	13,342
2.38%, 3/31/29	53,000	49,934
4.13%, 3/31/29	348,200	350,403
4.50%, 5/31/29	586,000	598,063
2.63%, 7/31/29	125,000	118,413
4.00%, 7/31/29	463,600	464,288
3.63%, 8/31/29	580,500	572,564
3.50%, 9/30/29	479,800	470,541
4.00%, 10/31/29	86,100	86,194
4.13%, 10/31/29	688,800	693,051
4.13%, 11/30/29	590,800	594,654
3.88%, 12/31/29	196,300	195,426

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
4.25%, 1/31/30	417,700	$422,530
4.00%, 2/28/30	1,142,300	1,143,460
4.00%, 3/31/30	1,687,000	1,688,318
3.75%, 12/31/30	521,000	513,104
4.63%, 4/30/31	214,600	220,971
4.63%, 5/31/31	170,500	175,542
3.75%, 8/31/31	87,800	86,102
3.63%, 9/30/31	62,800	61,137
4.50%, 12/31/31	166,400	170,274
4.38%, 1/31/32	40,000	40,631
4.25%, 11/15/34	697,400	697,618
4.63%, 2/15/35	2,444,900	2,519,011
Total U.S. Treasury Securities and Agency Bonds
(Cost - $41,884,616)		40,782,431
Agency Mortgage Backed Securities - 9.8%
Federal Home Loan Mortgage Corporation - 3.0%
Freddie Mac Gold Pool
3.00%, 9/1/28	1,191	1,166
2.50%, 10/1/28	2,378	2,321
2.50%, 12/1/31	20,604	19,547
3.50%, 11/1/34	22,237	20,918
3.00%, 2/1/43	14,992	13,296
3.50%, 10/1/43	7,533	6,964
4.00%, 8/1/44	4,671	4,452
3.00%, 11/1/46	455,639	407,433
Freddie Mac Pool
4.50%, 1/1/38	129,806	128,789
4.50%, 5/1/38	27,420	27,143
2.00%, 11/1/41	227,450	193,307
2.50%, 2/1/42	430,114	375,697
4.00%, 4/1/47	8,285	7,973
4.00%, 11/1/48	146,336	139,047
4.50%, 11/1/48	8,196	7,942
4.00%, 5/1/49	23,317	22,279
4.00%, 7/1/49	27,497	26,255
4.50%, 8/1/49	16,993	16,527
2.00%, 2/1/51	125,021	99,667
2.00%, 3/1/51	172,419	137,438
2.00%, 5/1/51	2,033,016	1,629,264
2.00%, 5/1/51	118,019	94,861
2.50%, 7/1/51	627,577	528,581
2.00%, 4/1/52	947,914	764,209
4.50%, 8/1/52	417,928	402,269
5.00%, 8/1/52	204,337	200,368
5.00%, 10/1/52	557,055	545,642
5.00%, 1/1/53	196,516	192,616
5.50%, 1/1/53	81,614	81,904
5.50%, 2/1/53	30,544	30,576

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
5.50%, 3/1/53	51,068	$51,142
5.50%, 6/1/53	415,778	416,108
5.50%, 7/1/53	159,855	160,023
5.50%, 8/1/53	362,613	362,901
6.00%, 8/1/53	431,935	439,776
5.50%, 9/1/53	392,503	391,769
5.50%, 9/1/53	50,075	50,255
6.00%, 10/1/53	71,165	72,267
6.50%, 11/1/53	527,991	544,483
5.50%, 5/1/54	65,257	65,145
		8,682,320
Federal National Mortgage Association - 3.8%
Fannie Mae or Freddie Mac
2.50%, 4/1/55(b)	763,000	633,171
5.50%, 4/1/55(b)	1,000,000	997,656
Fannie Mae Pool
2.50%, 4/1/28	3,185	3,107
3.00%, 10/1/28	2,044	2,009
2.50%, 2/1/30	7,945	7,692
2.50%, 6/1/30	25,245	24,063
2.50%, 10/1/31	50,629	48,370
2.50%, 12/1/31	5,382	5,097
4.50%, 1/1/38	136,698	135,596
4.50%, 4/1/38	280,168	277,349
2.50%, 2/1/41	57,158	50,038
2.00%, 4/1/41	126,838	107,792
2.00%, 5/1/41	142,537	121,136
2.00%, 7/1/41	267,394	228,241
1.50%, 11/1/41	291,399	239,396
3.00%, 6/1/43	181,506	160,572
3.00%, 7/1/43	23,653	21,407
4.00%, 11/1/43	8,252	7,899
4.00%, 1/1/46	117,394	111,448
4.00%, 2/1/46	132,102	125,425
4.00%, 3/1/46	13,390	12,785
3.00%, 10/1/46	453,426	404,725
4.50%, 7/1/48	24,352	23,756
4.50%, 11/1/48	10,516	10,240
4.00%, 1/1/49	17,140	16,361
4.00%, 8/1/49	7,200	6,866
4.50%, 10/1/50	8,002	7,769
2.00%, 11/1/50	279,670	224,060
2.00%, 12/1/50	296,514	236,931
2.00%, 2/1/51	66,094	53,127
2.00%, 4/1/51	162,699	130,782
2.50%, 5/1/51	518,584	434,807
3.50%, 7/1/51	635,600	577,992
2.50%, 8/1/51	686,722	581,221

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 8/1/51	16,530	$15,912
2.00%, 9/1/51	184,629	149,197
3.00%, 10/1/51	357,273	314,193
2.50%, 11/1/51	573,453	487,882
2.50%, 12/1/51	128,589	107,805
2.50%, 1/1/52	332,468	279,600
4.50%, 7/1/52	223,044	213,637
4.50%, 8/1/52	22,278	21,372
5.00%, 8/1/52	38,398	37,831
4.50%, 9/1/52	119,148	114,805
4.50%, 9/1/52	11,108	10,754
5.00%, 9/1/52	38,233	37,491
5.00%, 9/1/52	18,241	17,945
5.00%, 10/1/52	36,429	35,952
5.50%, 10/1/52	376,993	377,784
4.50%, 11/1/52	25,388	24,538
5.50%, 1/1/53	186,413	187,131
5.50%, 8/1/53	50,530	50,514
5.50%, 9/1/53	114,544	114,454
6.00%, 9/1/53	1,146,372	1,164,860
5.50%, 4/1/54	226,406	225,960
Federal National Mortgage Association, 5.50%, 4/1/40(b)	788,000	799,820
		10,818,323
Government National Mortgage Association - 3.0%
Ginnie Mae
2.00%, 4/20/55(b)	161,000	131,215
3.00%, 4/20/55(b)	788,000	696,641
Ginnie Mae II Pool
3.00%, 12/20/42	11,835	10,691
3.50%, 7/1/43	12,590	11,677
4.00%, 12/20/44	4,084	3,914
4.00%, 8/20/48	10,495	9,946
4.00%, 9/1/48	23,595	22,392
4.00%, 10/20/48	10,221	9,686
2.00%, 12/1/50	672,762	549,150
2.00%, 1/1/51	174,723	142,706
2.00%, 2/1/51	153,952	125,739
2.50%, 3/1/51	170,689	145,246
3.00%, 7/1/51	575,449	509,469
2.50%, 8/1/51	657,641	559,927
2.50%, 10/1/51	391,200	332,885
3.50%, 1/1/52	685,556	627,556
3.50%, 3/1/52	356,978	326,755
4.00%, 4/1/52	146,320	137,584
4.00%, 5/1/52	419,797	394,721
4.00%, 8/1/52	396,475	372,859
4.50%, 8/1/52	1,527,965	1,473,434

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
Government National Mortgage Association
5.00%, 4/20/55(b)	801,000	$786,983
5.50%, 4/20/55(b)	1,273,000	1,274,392
		8,655,568
Total Agency Mortgage Backed Securities
(Cost - $29,179,416)		28,156,211
Corporate Bonds and Notes - 7.7%
Aerospace & Defense - 0.2%
Boeing Co. (The)
5.81%, 5/1/50	184,000	174,378
6.86%, 5/1/54	310,000	335,751
		510,129
Auto Manufacturers - 0.1%
Daimler Truck Finance North America LLC, 5.15%, 1/16/26(c)	150,000	150,598
Banks - 1.4%
Bank of America Corp., 5.16%, (SOFR + 1.00%), 1/24/31(d)	420,000	425,289
Barclays PLC, 5.09%, (SOFR + 0.96%), 2/25/29(d)	200,000	201,261
BPCE SA, 5.88%, (SOFR + 1.68%), 1/14/31(c),(d)	270,000	276,246
Canadian Imperial Bank of Commerce
5.24%, 6/28/27	290,000	294,157
4.51%, (SOFR + 0.93%), 9/11/27(d)	230,000	229,686
4.63%, (SOFR + 1.34%), 9/11/30(d)	270,000	267,347
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 1/23/30(d)	90,000	92,337
Commonwealth Bank of Australia, 5.07%, 9/14/28(c)	500,000	512,748
HSBC Holdings PLC, 4.90%, (SOFR + 1.03%), 3/3/29(d)	200,000	200,326
JPMorgan Chase & Co.
2.07%, (SOFR + 1.02%), 6/1/29(d)	10,000	9,252
5.14%, (SOFR + 0.90%), 1/24/31(d)	170,000	172,464
5.50%, (SOFR + 1.32%), 1/24/36(d)	145,000	147,864
Lloyds Banking Group PLC, 5.09%, (US 1 Year CMT T-Note + 0.85%), 11/26/28(d)	205,000	206,939
Morgan Stanley, 5.23%, (SOFR + 1.11%), 1/15/31(d)	170,000	172,618
UBS Group AG, 6.30%, (US 1 Year CMT T-Note + 2.00%), 9/22/34(c),(d)	200,000	212,127
Wells Fargo & Co.
6.30%, (SOFR + 1.79%), 10/23/29(d)	330,000	346,717
5.24%, (SOFR + 1.11%), 1/24/31(d)	225,000	228,504
		3,995,882

	Shares/ Principal	Fair Value

Building Materials - 0.1%
CRH SMW Finance DAC, 5.13%, 1/9/30	245,000	$247,659
Commercial Services - 0.1%
Ashtead Capital, Inc.
5.50%, 8/11/32(c)	200,000	198,856
5.95%, 10/15/33(c)	200,000	202,522
		401,378
Diversified Financial Services - 0.3%
Capital One Financial Corp.
6.31%, (SOFR + 2.64%), 6/8/29(d)	165,000	171,407
5.70%, (SOFR + 1.91%), 2/1/30(d)	75,000	76,543
7.62%, (SOFR + 3.07%), 10/30/31(d)	19,000	21,137
6.05%, (SOFR + 2.26%), 2/1/35(d)	30,000	30,565
5.88%, (SOFR + 1.99%), 7/26/35(d)	368,000	370,630
6.18%, (SOFR + 2.04%), 1/30/36(d)	70,000	69,635
Discover Financial Services, 7.96%, (SOFRINDX + 3.37%), 11/2/34(d)	210,000	239,600
		979,517
Electric - 0.5%
Alabama Power Co.
1.45%, 9/15/30	30,000	25,421
5.10%, 4/2/35	30,000	29,913
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(c)	10,000	10,055
5.20%, 4/1/28(c)	15,000	15,218
Georgia Power Co.
4.85%, 3/15/31	130,000	130,615
4.70%, 5/15/32	216,000	213,145
5.20%, 3/15/35	385,000	386,569
4.75%, 9/1/40	65,000	59,818
SCE Recovery Funding LLC
0.86%, 11/15/31	80,652	71,425
1.94%, 5/15/38	50,000	37,641
2.51%, 11/15/43	30,000	20,232
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(d)	251,000	235,824
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(c)	308,154	304,104
		1,539,980
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.28%, 3/15/32	216,000	189,811
Food - 0.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 3/15/34	413,000	446,411
Mars, Inc.
4.80%, 3/1/30(c)	180,000	180,819
5.20%, 3/1/35(c)	100,000	100,205
5.65%, 5/1/45(c)	65,000	64,945

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Food (continued)
5.70%, 5/1/55(c)	196,000	$195,031
Pilgrim's Pride Corp., 4.25%, 4/15/31	767,000	721,712
		1,709,123
Healthcare-Services - 0.1%
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,131
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	181,188
Toledo Hospital (The), 5.75%, 11/15/38	35,000	35,008
		229,327
Insurance - 0.9%
Athene Global Funding
5.58%, 1/9/29(c)	445,000	453,882
5.38%, 1/7/30(c)	573,000	580,562
Beacon Funding Trust, 6.27%, 8/15/54(c)	140,000	138,901
Brighthouse Financial Global Funding, 5.65%, 6/10/29(c)	393,000	399,019
CNO Global Funding, 4.88%, 12/10/27(c)	65,000	65,125
Corebridge Global Funding, 5.90%, 9/19/28(c)	55,000	57,132
Liberty Mutual Group, Inc., 4.57%, 2/1/29(c)	147,000	145,694
Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30(c)	135,000	135,345
Pricoa Global Funding I, 4.65%, 8/27/31(c)	150,000	148,531
Protective Life Global Funding, 5.43%, 1/14/32(c)	255,000	261,299
RGA Global Funding, 5.25%, 1/9/30(c)	225,000	228,751
		2,614,241
Investment Companies - 0.1%
Abu Dhabi Developmental Holding Co. PJSC, 4.38%, 10/2/31(c)	365,000	355,683
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90%, 6/1/52	155,000	99,979
6.83%, 10/23/55	170,000	164,714
		264,693
Mining - 0.4%
Glencore Funding LLC
5.37%, 4/4/29(c)	160,000	162,470
6.38%, 10/6/30(c)	709,000	750,684
5.89%, 4/4/54(c)	236,000	228,906
6.14%, 4/1/55(c)	45,000	45,097
Rio Tinto Finance USA PLC
5.75%, 3/14/55	35,000	34,927

	Shares/ Principal	Fair Value

Mining (continued)
5.88%, 3/14/65	15,000	$15,102
		1,237,186
Passenger Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	60,426	57,192
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	13,803	13,572
		70,764
Pipelines - 0.8%
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31(c)	115,000	113,487
5.68%, 1/15/34(c)	60,000	59,626
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(c)	80,000	83,042
6.50%, 8/15/43(c)	138,000	143,184
Energy Transfer LP
5.20%, 4/1/30	327,000	330,298
5.55%, 5/15/34	160,000	159,525
6.20%, 4/1/55	81,000	79,984
Gray Oak Pipeline LLC
2.60%, 10/15/25(c)	144,000	141,910
3.45%, 10/15/27(c)	25,000	24,092
Greensaif Pipelines Bidco Sarl
5.85%, 2/23/36(c)	200,000	202,290
6.10%, 8/23/42(c)	300,000	300,895
Targa Resources Corp.
5.55%, 8/15/35	185,000	184,215
6.13%, 5/15/55	110,000	108,885
Whistler Pipeline LLC
5.40%, 9/30/29(c)	278,000	279,735
5.70%, 9/30/31(c)	190,000	191,922
		2,403,090
REITS - 0.5%
Crown Castle, Inc.
4.80%, 9/1/28	54,000	53,854
4.30%, 2/15/29	38,000	37,094
4.90%, 9/1/29	68,000	67,643
3.30%, 7/1/30	52,000	47,662
2.25%, 1/15/31	8,000	6,824
2.10%, 4/1/31	17,000	14,273
5.10%, 5/1/33	109,000	106,287
5.80%, 3/1/34	113,000	114,932
5.20%, 9/1/34	151,000	147,415
Extra Space Storage LP, 5.40%, 6/15/35	412,000	408,584
SBA Tower Trust
1.88%, 1/15/26(c)	95,000	92,744
1.63%, 11/15/26(c)	115,000	109,125
WEA Finance LLC
2.88%, 1/15/27(c)	30,000	28,988

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

REITS (continued)
3.50%, 6/15/29(c)	70,000	$66,098
		1,301,523
Semiconductors - 0.5%
Foundry JV Holdco LLC
6.15%, 1/25/32(c)	406,000	421,432
5.90%, 1/25/33(c)	200,000	203,267
6.20%, 1/25/37(c)	325,000	334,061
Intel Corp.
4.60%, 3/25/40	172,000	148,085
5.60%, 2/21/54	296,000	267,621
		1,374,466
Software - 0.6%
Constellation Software, Inc.
5.16%, 2/16/29(c)	45,000	45,601
5.46%, 2/16/34(c)	566,000	574,775
Oracle Corp.
5.25%, 2/3/32	115,000	116,300
4.30%, 7/8/34	23,000	21,347
4.70%, 9/27/34	139,000	132,384
3.65%, 3/25/41	286,000	221,318
4.13%, 5/15/45	30,000	23,577
3.60%, 4/1/50	62,000	42,874
3.95%, 3/25/51	18,000	13,157
5.55%, 2/6/53	43,000	40,010
4.10%, 3/25/61	22,000	15,639
Synopsys, Inc.
4.85%, 4/1/30	200,000	201,073
5.00%, 4/1/32	220,000	220,256
		1,668,311
Telecommunications - 0.2%
AT&T, Inc.
3.50%, 6/1/41	125,000	96,140
4.30%, 12/15/42	374,000	313,135
3.50%, 9/15/53	212,000	143,839
3.85%, 6/1/60	33,000	22,883
		575,997
Trucking & Leasing - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 2/1/30(c)	145,000	146,634
Total Corporate Bonds and Notes
(Cost - $21,909,747)		21,965,992
Asset Backed and Commercial Backed Securities - 2.6%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (c),(e)	6,709	6,576
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	153,189
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (c)	121,296	114,395

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
CF Hippolyta Issuer LLC
1.53%, 3/15/61(c)	311,008	$297,305
5.97%, 8/15/62(c)	97,713	97,561
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (c)	65,633	64,600
Connecticut Avenue Security Trust, 5.89%, (SOFR + 1.55%), 10/25/41 (c),(d)	50,487	50,563
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (c)	262,545	266,839
Fannie Mae REMICS
3.50%, 6/25/44	37,239	36,242
3.00%, 1/1/45	129,152	117,116
3.00%, 12/25/45	178,685	165,323
1.50%, 10/1/49	189,140	145,653
3.00%, 12/25/54	257,905	248,618
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (c),(e)	58,925	54,320
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/1/41 (c),(e)	126,820	110,645
Freddie Mac Multifamily Structured Pass Through Certificates, 2.40%, 3/1/32	280,000	245,360
Freddie Mac REMICS
4.00%, 9/1/41	169,291	163,236
1.75%, 9/1/42	164,935	154,555
3.00%, 6/15/45	184,155	176,012
4.00%, 7/1/48	123,415	113,485
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	73,769	70,743
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/1/60	497,612	406,095
Government National Mortgage Association
2.50%, 10/1/49	384,704	322,318
5.02%, (1 Month US Libor + 0.71%), 5/20/65(d)	20,003	19,936
5.04%, (1 Month US Libor + 0.73%), 8/20/65(d)	28,867	28,820
5.12%, (1 Month US Libor + 0.81%), 10/20/65(d)	21	20
5.42%, (1 Month US Libor + 1.11%), 12/20/65(d)	26,082	26,140
Home Partners of America Trust, 2.30%, 12/17/26 (c)	326,429	311,698
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (c)	152,508	145,200
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (c)	240,000	242,171

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Metlife Securitization Trust, 3.00%, 4/25/55 (c),(e)	31,699	$30,252
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (c),(e)	2,323	2,312
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (c)	242,547	244,314
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (c)	275,000	256,311
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/1/59 (c),(e)	32,885	31,336
PRET 2025-RPL2 Trust, 4.00%, 8/1/64	365,000	348,863
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (c)	507,000	502,709
RFR Trust 2025-SGRM, 5.56%, 3/1/41 (c),(e)	766,933	772,473
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (c)	9,403	9,411
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	176,112	178,489
5.17%, 4/1/41	50,000	50,552
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (c),(e)	28,309	27,378
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (c),(e)	7,819	7,673
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	191,680
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	96,460	96,254
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38(c)	179,700	182,211
4.87%, 6/21/39(c)	250,000	251,285
Total Asset Backed and Commercial Backed Securities
(Cost - $7,740,032)		7,538,237
Sovereign Debts - 0.3%
Israel Government International Bond, 5.38%, 3/12/29	325,000	327,438
Mexico Government International Bond, 6.75%, 9/27/34	277,000	288,980
Saudi Government International Bond, 5.38%, 1/13/31 (c)	375,000	384,150
Total Sovereign Debts
(Cost - $999,614)		1,000,568
Municipal Bonds - 0.3%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	35,000	31,197

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
Illinois Municipal Electric Agency, 6.83%, 2/1/35	170,000	$180,770
Kansas Development Finance Authority, 5.37%, 5/1/26	40,000	40,246
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,073
6.81%, 11/15/40	180,000	197,695
5.18%, 11/15/49	5,000	4,499
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	288,289
University of California, 1.61%, 5/15/30	20,000	17,489
Total Municipal Bonds
(Cost - $852,077)		765,258
Exchange Traded Funds - 0.2%
Equity Funds - 0.2%
SPDR S&P 500 ETF Trust (Cost - $544,925)	967	540,930
Short-Term Investments - 5.5%
Money Market Funds - 5.5%
Dreyfus Government Cash Management, 4.23%(f)	11,374,016	11,374,016
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(f)	4,382,443	4,382,443
Total Short-Term Investments (Cost - $15,756,459)		15,756,459
Total Investments - 101.7%
(Cost - $236,050,101)		$290,977,120
Other Assets Less Liabilities - Net (1.7)%		(4,959,524)
Total Net Assets - 100.0%		$286,017,596

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	A portion of this investment, valued at $110,244, is held as collateral for derivative investments.
(b)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(c)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $14,607,151 or 5.1% of net assets.
(d)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

FORWARD SALES CONTRACTS
At March 31, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	4/1/2040	$(523,000)	$(517,606)
Fannie Mae or Freddie Mac	2.00%	TBA - 30Yr	4/1/2055	(345,000)	(273,628)
Fannie Mae or Freddie Mac	3.50%	TBA - 30Yr	4/1/2055	(208,000)	(187,427)
Fannie Mae or Freddie Mac	4.00%	TBA - 30Yr	4/1/2055	(390,000)	(363,066)
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	4/1/2055	(457,000)	(436,721)
Fannie Mae or Freddie Mac	6.00%	TBA - 30Yr	4/1/2055	(602,000)	(611,030)
Ginnie Mae	4.00%	TBA - 30Yr	4/20/2055	(667,000)	(623,437)
(Proceeds Receivable: $(3,012,936))					$(3,012,915)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	8	6/18/2025	$889,750	$9,234
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	6	6/30/2025	1,243,031	(328)

					8,906
Short Futures Contracts
E-Mini Russell 2000 Index Future	Goldman Sachs & Co.	13	6/20/2025	1,317,615	20,700
S&P 500 E-Mini Future	Goldman Sachs & Co.	71	6/20/2025	20,069,038	118,668
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	6	6/20/2025	1,763,160	4,930

					144,298
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$153,204